INVENTORIES, NET	12 Months Ended
Dec. 31, 2017
INVENTORIES, NET [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2017	2016
	$	$

Raw materials, parts and supplies	1,707	1,758
Finished products	3,169	3,734

	4,876	5,492

As of December 31, 2017 and 2016, inventory is presented net of write offs for slow inventory in the amount of approximately $232 and $218, respectively.